Financial Results, Net	12 Months Ended
Jun. 30, 2021
28. Financial results, net

28. Financial results, net

	06.30.21	06.30.20	06.30.19
- Interest income	790	1,155	177
Finance income	790	1,155	177
- Interest expense	(4,947)	(4,914)	(4,543)
- Others financial costs	(523)	(334)	(396)
Subtotal finance costs	(5,470)	(5,248)	(4,939)
Less: Capitalized finance costs	-	1	145
Finance costs	(5,470)	(5,247)	(4,794)
Foreign exchange, net	3,451	(7,011)	127
- Fair value gain of financial assets at fair value through profit or loss	4,467	186	1,554
- (Loss)/ Gain from derivative financial instruments	(416)	(266)	836
- (Loss)/ Gain from repurchase of non-convertible notes	(61)	139	10
Other financial results	7,441	(6,952)	2,527
- Inflation adjustment	1,555	(115)	(689)
Total financial results, net	4,316	(11,159)	(2,779)